Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Activities Disclosure [Text Block]
Restructuring
2012 Restructuring Activities
In 2012, in response to softening demand in certain of its businesses in the second half of 2011, the Company initiated significant restructuring programs with the intent to optimize its cost structure and bring manufacturing capacity in line with demand. The Company estimates that these restructuring cost activities will occur over the next 12 to 15 months. As of December 31, 2012, the total costs expected to be incurred on restructuring activities are estimated at $35, consisting mainly of workforce reduction and site closure-related costs.
The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Restructuring costs expected to be incurred	$25	$9	$1	$35
Cumulative restructuring costs incurred through December 31, 2012	$22	$9	$—	$31

Accrued liability at December 31, 2011	$6	$—	$—	$6
Restructuring charges	16	9	—	25
Payments	(13)	(9)	—	(22)
Accrued liability at December 31, 2012	$9	$—	$—	$9

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the year ended December 31, 2012 charges of $25 were recorded in “Business realignment costs” in the Consolidated Statements of Operations. At December 31, 2012 and 2011, the Company had accrued $9 and $6, respectively, for restructuring liabilities in “Other current liabilities” in the Consolidated Balance Sheets.
The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Restructuring costs expected to be incurred	$13	$20	$2	$35
Cumulative restructuring costs incurred through December 31, 2012	$12	$19	$—	$31

Accrued liability at December 31, 2011	$1	$2	$3	$6
Restructuring charges (releases)	11	17	(3)	25
Payments	(5)	(17)	—	(22)
Accrued liability at December 31, 2012	$7	$2	$—	$9

2009 and 2010 Restructuring Activities
In 2009, to properly align its cost structure in response to the challenging economic environment, the Company implemented productivity and cost savings initiatives. At December 31, 2010, the Company had substantially completed its productivity savings restructuring program.
The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Cumulative restructuring costs incurred through December 31, 2010	$46	$5	$4	$55

Accrued liability at December 31, 2009	$20	$—	$—	$20
Restructuring charges	10	3	2	15
Payments	(23)	(3)	(2)	(28)
Accrued liability at December 31, 2010	$7	$—	$—	$7

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the year ended December 31, 2010 charges of $15 were recorded in “Business realignment costs” in the Consolidated Statements of Operations.
The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Cumulative restructuring costs incurred through December 31, 2010	$43	$5	$7	$55

Accrued liability at December 31, 2009	$15	$2	$3	$20
Restructuring charges	14	1	—	15
Payments	(24)	(2)	(2)	(28)
Accrued liability at December 31, 2010	$5	$1	$1	$7